Earnings Per Share	12 Months Ended
Dec. 30, 2016
Earnings Per Share
Earnings Per Share

(13) Earnings Per Share

Basic earnings per share (“EPS”) is calculated using the weighted-average number of common shares outstanding during the period and income available to common stockholders, which is calculated by deducting the dividends accumulated for the period on cumulative preferred stock (whether or not earned) and income allocated to preferred stockholders as calculated under the two-class method.  In the event the Company has a net loss, the net loss is not allocated to preferred stockholders as the holders do not have a contractual obligation to share in the Company’s losses. The Company considers all of the Series A Preferred Stock to be participating securities as the holders of the preferred stock are entitled contractually to receive a cumulative dividend.

Diluted EPS under the two-class method is computed by giving effect to all potential shares of common stock including common stock issuable upon conversion of the convertible preferred stock, the related convertible dividends for the aggregate five year contractual obligation, and stock options.  The denominator is calculated by using the weighted-average number of common shares and common stock equivalents outstanding during the period, assuming conversion at the beginning of the period or at the time of issuance if later.  Additionally, when calculating diluted EPS, the Company analyzes the potential dilutive effect of the outstanding preferred stock under the if-converted method, in which it is assumed that the outstanding preferred stock convert to common stock at the beginning of the period. In the event that the if-converted method is more dilutive than the two-class method, the if-converted diluted EPS will be reflected in our financial statements.  Common stock equivalents are only included in the diluted EPS calculation when their effect is dilutive.

The table below presents the reconciliations of basic and diluted EPS for the years ended December 30, 2016, December 25, 2015, and December 31, 2014.  The reconciliation of basic and diluted EPS for the year ended December 31, 2014 has been restated to conform to the two-class method and presentation as shown below:

	December 30,	December 25,	December 31,
($ in thousands, except per share amounts)	2016	2015	2014
Numerator - basic and diluted:
Net income (loss) from continuing operations	$121,471	$84,850	$(5,834)
Net (loss) income from discontinued operations	(245,725)	7,267	(312,768)
Net (loss) income	(124,254)	92,117	(318,602)
Less: income attributable to noncontrolling interests from continuing operations	(4,611)	(3,830)	(6,606)
Less: loss (income) attributable to noncontrolling interests from discontinued operations	143,903	(7,884)	143,671
Net income (loss) attributable to CH2M	15,038	80,403	(181,537)
Less: accrued dividends attributable to preferred stockholders	14,006	5,088	—
Less: income allocated to preferred stockholders - basic	152	4,279	—
Income (loss) available to common stockholders - basic and diluted	$880	$71,036	$(181,537)

Denominators:
Weighted-average common shares outstanding - basic	25,648	27,119	28,257
Dilutive effect of common stock equivalents	84	62	—
Diluted adjusted weighted-average common shares outstanding, assuming conversion of common stock equivalents	25,732	27,181	28,257

Basic net income (loss) from continuing operations per common share	$0.26	$2.64	$(0.44)
Basic net loss from discontinued operations per common share	(0.23)	(0.02)	(5.98)
Basic net income (loss) per common share	$0.03	$2.62	$(6.42)

Diluted net income (loss) from continuing operations per common share	$0.26	$2.63	$(0.44)
Diluted net loss from discontinued operations per common share	(0.23)	(0.02)	(5.98)
Diluted net income (loss) per common share	$0.03	$2.61	$(6.42)

For the years ended December 30, 2016 and December 25, 2015, options to purchase 1.9 million and 0.1 million shares of common stock, respectively, and 5.1 million and 3.3 million shares of preferred stock and accumulated preferred stock dividends, respectively, were excluded from the dilutive EPS calculation because including them would have been antidilutive.